Kerry A. Jung
Lead Attorney
Office of General Counsel & Corporate Compliance
Phone:    608.231.7495
Fax:      608.236.7349
E-mail:   kerry.jung@cunamutual.com

                                   May 2, 2011

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

                   RE:  CUNA MUTUAL INSURANCE SOCIETY
                        CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT
                        FILE NOS. 333-148419/811-03915
                        RULE 497 FILING

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2011 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7495.

                                                Sincerely,

                                                /s/ Kerry A. Jung
                                                ----------------

                                                Kerry A. Jung
                                                Lead Attorney